OTHER COMPREHENSIVE (LOSS)/INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Components of Other Comprehensive (Loss)/Income
Components of OCI, including the portion attributable to non-controlling interests and related tax effects, are as follows:

year ended December 31, 2019	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation losses on net investment in foreign operations	(914)	(30)	(944)
Reclassification of foreign currency translation gains on disposal of foreign operations	(13)	—	(13)
Change in fair value of net investment hedges	46	(11)	35
Change in fair value of cash flow hedges	(78)	16	(62)
Reclassification to net income of gains and losses on cash flow hedges	19	(5)	14
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(15)	5	(10)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	14	(4)	10
Other comprehensive loss on equity investments	(114)	32	(82)
Other Comprehensive Loss	(1,055)	3	(1,052)

year ended December 31, 2018	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	1,323	35	1,358
Change in fair value of net investment hedges	(57)	15	(42)
Change in fair value of cash flow hedges	(14)	4	(10)
Reclassification to net income of gains and losses on cash flow hedges	27	(6)	21
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(153)	39	(114)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	20	(5)	15
Other comprehensive income on equity investments	113	(27)	86
Other Comprehensive Income	1,259	55	1,314

year ended December 31, 2017	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)
Foreign currency translation losses on net investment in foreign operations	(746)	(3)	(749)
Reclassification of foreign currency translation gains on disposal of foreign operations	(77)	—	(77)
Change in fair value of cash flow hedges	3	—	3
Reclassification to net income of gains and losses on cash flow hedges	(3)	1	(2)
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(14)	3	(11)
Reclassification of actuarial gains and losses on pension and other post-retirement benefit plans	21	(5)	16
Other comprehensive loss on equity investments	(141)	35	(106)
Other Comprehensive Loss	(957)	31	(926)

Schedule of Changes in Accumulated Other Comprehensive Income
The changes in AOCI by component are as follows:

	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2017	(376)	(28)	(208)	(348)	(960)
Other comprehensive loss before reclassifications[2,3]	(590)	(1)	(11)	(117)	(719)
Amounts reclassified from AOCI	(77)	(2)	16	11	(52)
Net current period other comprehensive (loss)/income	(667)	(3)	5	(106)	(771)
AOCI balance at December 31, 2017	(1,043)	(31)	(203)	(454)	(1,731)
Other comprehensive income/(loss) before reclassifications[2]	1,150	(9)	(114)	72	1,099
Amounts reclassified from AOCI	—	16	15	12	43
Net current period other comprehensive income/(loss)	1,150	7	(99)	84	1,142
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	—	1	(12)	(6)	(17)
AOCI balance at December 31, 2018	107	(23)	(314)	(376)	(606)
Other comprehensive loss before reclassifications[2]	(824)	(49)	(10)	(86)	(969)
Amounts reclassified from AOCI[4,5]	(13)	14	10	5	16
Net current period other comprehensive (loss)	(837)	(35)	—	(81)	(953)
AOCI balance at December 31, 2019	(730)	(58)	(314)	(457)	(1,559)

1	All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.

2
In 2019, other comprehensive loss before reclassifications on currency translation adjustments, cash flow hedges and equity investments are net of non-controlling interest losses of $85 million (2018 – $166 million gains; 2017 – $159 million losses), $13 million (2018 – $1 million losses; 2017 – $4 million gains) and $1 million (2018 and 2017 – nil), respectively.

3	Other comprehensive loss before reclassification on pension and other post-retirement benefit plan adjustments includes a $27 million reduction on settlements and curtailments.

4
Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $18 million ($13 million, net of tax) at December 31, 2019. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.

5
In 2019, non-controlling interest gains related to amounts reclassified from AOCI on cash flow hedges and equity investments was nil.

Schedule of Reclassifications out of Accumulated Other Comprehensive Income
Details about reclassifications out of AOCI into the Consolidated statement of income are as follows:

	Amounts Reclassified From AOCI[1]			Affected Line Item in the Consolidated Statement of Income
year ended December 31	2019	2018	2017
(millions of Canadian $)

Cash flow hedges
Commodities	(7)	(4)	20	Revenues (Power and Storage)
Interest	(12)	(18)	(17)	Interest expense
	(19)	(22)	3	Total before tax
	5	6	(1)	Income tax expense
	(14)	(16)	2	Net of tax[1,3]
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial gains and losses	(14)	(16)	(15)	Plant operating costs and other[2]
Settlement charge	—	(4)	(2)	Plant operating costs and other[2]
	(14)	(20)	(17)	Total before tax
	4	5	5	Income tax expense
	(10)	(15)	(12)	Net of tax[1]
Equity investments
Equity income	(8)	(16)	(15)	Income from equity investments
	3	4	4	Income tax expense
	(5)	(12)	(11)	Net of tax[1,3]
Currency translation adjustments
Realization of foreign currency translation gains on disposal of foreign operations	13	—	77	(Loss)/gain on assets held for sale/sold
	—	—	—	Income tax expense
	13	—	77	Net of tax[1]

1	Amounts in parentheses indicate expenses to the Consolidated statement of income.

2	These AOCI components are included in the computation of net benefit cost. Refer to Note 24, Employee post-retirement benefits, for additional information.
3
Amounts reclassified from AOCI on cash flow hedges and equity investments are net of non-controlling interest gains of nil (2018 – $5 million; 2017 – nil) and nil (2018 – $2 million; 2017 – nil), respectively.